FACILITIES UNDER JOINT OWNERSHIP 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 594		$ 562
Gross unrealized gains	317		248
Gross unrealized losses	(3)		(6)
Estimated fair value	908		804
Proceeds from sales	723	[1]	715	[1]	351	[1]
Gross realized gains	21		75		11
Gross realized losses	(13)		(52)		(11)
Total Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	325		305
Gross unrealized gains	25		21
Gross unrealized losses	(1)		(1)
Estimated fair value	349		325
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Available-for-sale Securities [Line Items]
Cost	147	[2]	157
Gross unrealized gains	9	[2]	13
Estimated fair value	156	[2]	170
Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	57	[3]	72
Gross unrealized gains	6	[3]	5
Estimated fair value	63	[3]	77
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	121	[4]	76
Gross unrealized gains	10	[4]	3
Gross unrealized losses	(1)	[4]	(1)
Estimated fair value	130	[4]	78
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	249		246
Gross unrealized gains	292		227
Gross unrealized losses	(2)		(5)
Estimated fair value	539		468
Cash And Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Cost	20		11
Estimated fair value	$ 20		$ 11

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2013-2043.
[3]	Maturity dates are 2013-2111.
[4]	Maturity dates are 2013-2112.